Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Liquidity position (Details) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Available undrawn amount of credit facilities	€ 6,200
Investments at fair value	2,683
Cash	2,558
Cash equivalents	2,523
Liquidity position	€ 13,964